Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 102,792.1	$ 1,405.3	₨ 304,311.2
Gross Unrealized Gains	240.0	3.3	701.4
Gross Unrealized Losses	3,411.9	46.6	49.7
Fair Value	99,620.2	$ 1,362.0	304,962.9
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	49,879.9		211,627.3
Gross Unrealized Gains	129.1		600.0
Gross Unrealized Losses	3.0		49.7
Fair Value	50,006.0		212,177.6
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	15,076.0		207,131.4
Gross Unrealized Gains	85.8		592.9
Gross Unrealized Losses	2.6		17.2
Fair Value	15,159.2		207,707.1
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	34,803.9		4,495.9
Gross Unrealized Gains	43.3		7.1
Gross Unrealized Losses	0.4		32.5
Fair Value	34,846.8		4,470.5
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	52,912.2		92,683.9
Gross Unrealized Gains	110.9		101.4
Gross Unrealized Losses	3,408.9		0.0
Fair Value	₨ 49,614.2		₨ 92,785.3